Variable Portfolio – Managed Volatility Moderate Growth Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
BAE Systems PLC(a)
03/26/2034	5.300%	556,000	569,435
Boeing Co. (The)
08/01/2059	3.950%	878,000	603,791
05/01/2060	5.930%	80,000	77,013
L3Harris Technologies, Inc.
06/01/2034	5.350%	334,000	339,840
Lockheed Martin Corp.
06/15/2050	2.800%	255,000	158,970
Northrop Grumman Corp.
06/01/2043	4.750%	375,000	338,901
10/15/2047	4.030%	295,000	231,992
Raytheon Technologies Corp.
02/27/2053	5.375%	319,000	298,896
United Technologies Corp.
07/15/2038	6.125%	380,000	408,650
11/01/2046	3.750%	70,000	53,210
Total			3,080,698
Banking 0.1%
Bank of America Corp.(b)
03/20/2051	4.083%	1,075,000	830,831
Barclays PLC(b)
02/24/2037	5.207%	200,000	193,520
Citigroup, Inc.
07/23/2048	4.650%	230,000	194,741
Citigroup, Inc.(b)
Subordinated
02/13/2035	5.827%	205,000	207,598
Goldman Sachs Group, Inc. (The)(b)
11/19/2045	5.561%	280,000	268,890
01/28/2056	5.734%	410,000	399,045
HSBC Holdings PLC(b)
03/10/2037	5.279%	897,000	880,664
JPMorgan Chase & Co.(b)
11/15/2048	3.964%	1,120,000	869,287
Morgan Stanley(b)
03/13/2047	5.900%	871,000	867,232
US Bancorp(b)
01/26/2037	5.033%	130,000	128,341
Wells Fargo & Co.(b)
04/04/2051	5.013%	595,000	525,036
Total			5,365,185
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.0%
JH North America Holdings, Inc.(a)
07/31/2032	6.125%	230,000	229,684
Cable and Satellite 0.0%
Charter Communications Operating LLC
06/30/2062	3.950%	414,000	243,705
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	730,000	587,221
Comcast Corp.
05/15/2053	5.350%	95,000	83,884
11/01/2056	2.937%	858,000	476,364
NBCUniversal Media LLC
01/15/2043	4.450%	326,000	270,765
Total			1,661,939
Chemicals 0.0%
Dow Chemical Co. (The)
03/15/2055	5.950%	110,000	99,296
LYB International Finance III LLC
04/01/2051	3.625%	535,000	344,675
Total			443,971
Construction Machinery 0.0%
United Rentals North America, Inc.
02/15/2031	3.875%	190,000	178,690
Diversified Manufacturing 0.0%
Carrier Global Corp.
04/05/2040	3.377%	380,000	299,267
Siemens Funding BV(a)
05/28/2035	5.200%	239,000	244,475
Total			543,742
Electric 0.1%
AEP Texas, Inc.
01/15/2050	3.450%	717,000	479,486
05/15/2051	3.450%	235,000	155,558
Ameren Corp.
05/15/2036	5.000%	405,000	394,077
CenterPoint Energy Houston Electric LLC
08/15/2035	4.950%	121,000	119,869
Consolidated Edison Co of New York, Inc.
11/15/2055	5.750%	77,000	76,028

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consolidated Edison Co. of New York, Inc.
11/15/2053	5.900%	169,000	169,231
03/15/2055	5.500%	195,000	185,633
DTE Electric Co.
03/01/2056	5.550%	255,000	246,503
Duke Energy Carolinas LLC
03/15/2052	3.550%	290,000	204,258
Duke Energy Indiana LLC
04/01/2050	2.750%	195,000	118,458
04/01/2053	5.400%	674,000	628,481
Entergy Louisiana LLC
04/15/2056	5.650%	125,000	120,169
Entergy Mississippi LLC
04/15/2055	5.800%	102,000	100,599
Eversource Energy
07/15/2034	5.950%	340,000	354,375
Exelon Corp.
03/15/2052	4.100%	1,069,000	807,526
FirstEnergy Corp.
03/01/2050	3.400%	288,000	192,415
FirstEnergy Transmission LLC
01/15/2035	5.000%	80,000	78,777
Florida Power & Light Co.
03/15/2055	5.700%	514,000	511,869
MidAmerican Energy Co.
02/01/2055	5.300%	135,000	125,234
Oncor Electric Delivery Co. LLC
05/15/2050	3.700%	200,000	144,821
Oncor Electric Delivery Co. LLC(a)
03/15/2056	5.900%	165,000	164,856
Pacific Gas and Electric Co.
07/01/2050	4.950%	480,000	398,705
PacifiCorp
06/15/2052	2.900%	220,000	125,052
Public Service Electric and Gas Co.
01/01/2056	5.625%	171,000	168,468
Virginia Electric and Power Co.
03/15/2036	4.950%	920,000	896,444
Xcel Energy, Inc.
12/01/2049	3.500%	525,000	366,921
Total			7,333,813
Food and Beverage 0.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	678,000	611,303
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bacardi Ltd.(a)
05/15/2038	5.150%	636,000	589,876
05/15/2048	5.300%	146,000	126,696
Bacardi-Martini BV(a)
02/01/2035	6.000%	119,000	120,530
Campbell Soup Co.
04/24/2050	3.125%	32,000	19,149
Conagra Brands, Inc.
11/01/2048	5.400%	125,000	106,130
Keurig Dr Pepper, Inc.
04/15/2052	4.500%	55,000	42,742
Kraft Heinz Foods Co.
06/01/2046	4.375%	103,000	80,352
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	425,000	371,091
PepsiCo., Inc.
02/15/2053	4.650%	195,000	168,409
Tyson Foods, Inc.
09/28/2048	5.100%	135,000	121,385
Total			2,357,663
Health Care 0.0%
Abbott Laboratories
03/15/2056	5.500%	450,000	441,286
Cigna Corp.
03/15/2050	3.400%	402,000	274,825
CVS Health Corp.
07/20/2045	5.125%	730,000	642,195
GE HealthCare Technologies, Inc.
06/15/2035	5.500%	120,000	122,371
12/15/2035	4.950%	121,000	118,780
HCA, Inc.
03/15/2052	4.625%	634,000	504,589
Total			2,104,046
Healthcare Insurance 0.0%
UnitedHealth Group, Inc.
04/15/2054	5.375%	1,193,000	1,096,280
Independent Energy 0.0%
APA Corp.
02/15/2055	6.750%	187,000	187,881
Diamondback Energy, Inc.
04/18/2064	5.900%	172,000	163,353
Occidental Petroleum Corp.
10/01/2054	6.050%	349,000	339,009
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Woodside Finance Ltd.
05/19/2035	6.000%	93,000	96,836
Total			787,079
Integrated Energy 0.0%
BP Capital Markets America, Inc.
03/17/2052	3.001%	469,000	296,927
Total Capital International SA
06/29/2060	3.386%	80,000	51,305
TotalEnergies Capital SA
04/05/2064	5.638%	209,000	200,894
09/10/2064	5.425%	90,000	83,659
Total			632,785
Life Insurance 0.0%
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	600,000	436,209
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
05/29/2055	6.170%	148,000	151,996
09/30/2059	3.625%	274,000	185,556
Peachtree Corners Funding Trust II(a)
05/15/2035	6.012%	100,000	102,319
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	155,000	138,396
05/15/2050	3.300%	283,000	189,256
Total			1,203,732
Media and Entertainment 0.0%
Fox Corp.
01/25/2049	5.576%	110,000	101,128
Meta Platforms, Inc.
05/15/2063	5.750%	275,000	255,214
11/15/2065	5.750%	576,000	534,204
Total			890,546
Midstream 0.0%
Enbridge, Inc.
04/05/2034	5.625%	245,000	252,884
Energy Transfer LP
05/15/2054	5.950%	438,000	411,115
09/01/2054	6.050%	150,000	142,860
01/15/2056	6.300%	125,000	123,298
Enterprise Products Operating LLC
02/16/2055	5.550%	205,000	197,134
MPLX LP
03/14/2052	4.950%	301,000	249,896
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Gas Partners LP
03/01/2048	5.300%	241,000	203,652
Williams Companies, Inc. (The)
06/24/2044	5.750%	330,000	321,551
Total			1,902,390
Natural Gas 0.0%
NiSource, Inc.
02/15/2044	4.800%	249,000	217,279
05/15/2047	4.375%	170,000	136,928
04/01/2055	5.850%	200,000	194,119
Southern California Gas Co.
04/01/2054	5.600%	135,000	128,776
Total			677,102
Pharmaceuticals 0.1%
AbbVie, Inc.
11/06/2042	4.400%	516,000	452,843
Amgen, Inc.
02/22/2062	4.400%	65,000	50,298
03/02/2063	5.750%	753,000	723,709
Bristol Myers Squibb Co.
03/15/2052	3.700%	375,000	270,483
Eli Lilly & Co.
10/15/2065	5.650%	305,000	299,686
Johnson & Johnson
03/03/2047	3.750%	290,000	228,796
Merck & Co., Inc.
12/04/2055	5.550%	795,000	771,584
Pfizer, Inc.
12/15/2046	4.125%	613,000	493,553
Total			3,290,952
Property & Casualty 0.0%
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	185,000	139,147
Railroads 0.0%
Burlington Northern Santa Fe LLC
03/15/2056	5.550%	687,000	666,332
Canadian Pacific Railway Co.
12/02/2051	3.100%	165,000	107,968
03/15/2056	5.500%	205,000	196,028
Norfolk Southern Corp.
08/25/2051	2.900%	245,000	150,269
08/15/2052	4.050%	392,000	297,064

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Union Pacific Corp.
02/05/2050	3.250%	713,000	483,498
Total			1,901,159
Restaurants 0.0%
McDonald’s Corp.
09/01/2049	3.625%	255,000	183,578
04/01/2050	4.200%	115,000	90,690
Total			274,268
Retailers 0.0%
Amazon.com, Inc.
05/12/2051	3.100%	831,000	542,125
03/13/2056	5.800%	185,000	184,548
Lowe’s Companies, Inc.
04/01/2052	4.250%	553,000	423,526
04/01/2062	4.450%	180,000	136,183
Walmart, Inc.
09/22/2051	2.650%	160,000	98,529
Total			1,384,911
Supermarkets 0.0%
Kroger Co. (The)
09/15/2064	5.650%	338,000	314,035
Technology 0.1%
Alphabet, Inc.
02/15/2056	5.650%	655,000	652,394
02/15/2066	5.750%	128,000	126,749
Apple, Inc.
02/08/2051	2.650%	801,000	485,190
Broadcom, Inc.(a)
11/15/2036	3.187%	745,000	622,657
Cisco Systems, Inc.
02/24/2055	5.500%	140,000	135,608
Foundry JV Holdco LLC(a)
01/25/2034	5.875%	200,000	202,824
01/25/2038	6.400%	200,000	209,171
Intel Corp.
08/12/2051	3.050%	585,000	354,233
International Business Machines Corp.
02/10/2055	5.700%	220,000	207,650
NXP BV/Funding LLC/USA, Inc.
05/11/2041	3.250%	215,000	158,196
02/15/2042	3.125%	169,000	119,693
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
07/15/2046	4.000%	385,000	259,612
04/01/2050	3.600%	449,000	270,879
02/06/2053	5.550%	543,000	433,136
09/26/2065	6.100%	75,000	62,164
Total			4,300,156
Tobacco 0.0%
BAT Capital Corp.
08/02/2043	7.079%	248,000	272,844
Wireless 0.0%
T-Mobile US, Inc.
04/15/2050	4.500%	115,000	92,832
T-Mobile USA, Inc.
02/15/2056	5.850%	342,000	331,781
Vodafone Group PLC
06/28/2064	5.875%	240,000	227,124
Total			651,737
Wirelines 0.0%
AT&T, Inc.
12/01/2057	3.800%	1,545,000	1,040,928
Verizon Communications, Inc.
03/22/2041	3.400%	855,000	657,458
Total			1,698,386
Total Corporate Bonds & Notes (Cost $47,908,902)			44,716,940

Equity Funds 46.5%
	Shares	Value ($)
International 14.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(c)	41,937,089	709,156,170
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(c)	31,366,608	372,948,968
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(c)	17,939,693	227,475,305
Variable Portfolio – Partners International Value Fund, Class 1 Shares(c)	17,761,990	231,438,737
Total		1,541,019,180
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2026 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
U.S. Large Cap 28.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(c),(d)	3,033,609	181,834,546
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(c),(d)	4,504,224	554,244,735
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(c),(d)	5,561,291	286,128,412
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(c),(d)	21,827,863	551,371,827
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(c),(d)	5,325,139	306,195,505
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(c),(d)	3,245,143	232,936,351
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(c),(d)	5,708,887	256,956,980
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(c),(d)	5,076,694	253,885,465
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(c),(d)	3,823,957	247,715,948
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(c),(d)	5,693,391	281,025,787
Total		3,152,295,556
U.S. Mid Cap 1.4%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(c),(d)	693,149	43,342,609
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(c),(d)	891,926	45,229,562
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(c),(d)	608,262	33,010,391
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(c),(d)	568,128	32,229,867
Total		153,812,429
U.S. Small Cap 2.1%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(c)	2,436,854	31,045,515
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(c),(d)	2,042,398	29,471,809
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(c),(d)	2,178,436	82,737,008
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(c),(d)	1,884,848	83,291,438
Total		226,545,770
Total Equity Funds (Cost $3,077,014,027)		5,073,672,935

Exchange-Traded Equity Funds 0.5%
	Shares	Value ($)
U.S. Mid Large Cap 0.5%
iShares Core S&P 500 ETF	22,000	14,370,620
Vanguard S&P 500 ETF	67,000	40,035,850
Total		54,406,470
Total Exchange-Traded Equity Funds (Cost $56,792,021)		54,406,470

Exchange-Traded Fixed Income Funds 7.9%

Investment Grade 7.9%
iShares Core U.S. Aggregate Bond ETF	3,135,000	311,211,450
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,890,790	206,077,202
Vanguard Intermediate-Term Corporate Bond ETF	2,156,600	178,458,650
Vanguard Total Bond Market ETF	2,200,000	162,008,000
Total		857,755,302
Total Exchange-Traded Fixed Income Funds (Cost $862,156,152)		857,755,302

Fixed Income Funds 25.9%

Investment Grade 25.9%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(c),(d)	32,564,406	254,653,656
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(c)	63,893,439	549,483,575
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(c)	8,770,665	83,496,725
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(c)	23,922,939	168,895,949
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(c)	18,119,440	170,141,546
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(c)	45,205,595	420,412,036
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(c)	59,093,675	550,162,111
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(c)	64,655,934	631,041,920
Total		2,828,287,518
Total Fixed Income Funds (Cost $3,177,660,326)		2,828,287,518

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2026 (Unaudited)

Residential Mortgage-Backed Securities - Agency 9.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(e)
04/16/2041- 04/13/2056	3.000%	90,352,000	81,072,975
04/16/2041- 04/13/2056	3.500%	157,100,000	145,779,109
04/16/2041- 04/13/2056	4.000%	203,080,000	193,485,727
04/13/2056	4.500%	191,650,000	184,943,337
04/13/2056	5.000%	133,950,000	132,091,664
04/13/2056	5.500%	140,000,000	140,644,827
04/13/2056	6.000%	145,000,000	147,802,560
Total Residential Mortgage-Backed Securities - Agency (Cost $1,035,028,847)			1,025,820,199

U.S. Treasury Obligations 0.0%

U.S. Treasury
02/15/2045	4.750%	909,000	893,235
05/15/2045	5.000%	480,000	486,300
08/15/2045	4.875%	582,000	580,181
11/15/2045	4.625%	401,000	386,777
02/15/2046	4.625%	581,000	559,939
11/15/2055	4.625%	50,000	47,758
Total U.S. Treasury Obligations (Cost $2,991,711)			2,954,190

Put Option Contracts Purchased 0.7%
Value ($)
(Cost $75,305,488)	75,354,205

Money Market Funds 16.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(c),(f)	1,785,488,369	1,784,774,174
Total Money Market Funds (Cost $1,784,954,932)		1,784,774,174
Total Investments in Securities (Cost: $10,119,812,406)		11,747,741,933
Other Assets & Liabilities, Net		(827,837,473)
Net Assets		10,919,904,460
At March 31, 2026, securities and/or cash totaling $130,720,161 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
15,776,000 AUD	10,786,477 USD	Barclays	04/22/2026	—	(95,440)
16,500,000 CAD	12,178,470 USD	Barclays	04/22/2026	306,937	—
27,160,000 CAD	19,494,361 USD	Barclays	04/22/2026	—	(46,902)
28,500,000 CHF	36,752,616 USD	Barclays	04/22/2026	1,025,696	—
398,337,000 NOK	41,019,154 USD	Barclays	04/22/2026	—	(115,612)
7,260,310 USD	10,267,000 AUD	Barclays	04/22/2026	—	(178,373)
30,858,443 USD	23,016,000 GBP	Barclays	04/22/2026	—	(395,232)
18,428,573 USD	32,233,000 NZD	Barclays	04/22/2026	107,014	—
48,000,000 EUR	55,631,280 USD	Citi	04/22/2026	94,160	—
210,477,000 NOK	21,622,424 USD	Citi	04/22/2026	—	(112,745)
32,411,902 USD	24,577,000 GBP	Citi	04/22/2026	117,396	—
4,922,448 USD	6,996,000 AUD	Goldman Sachs International	04/22/2026	—	(96,771)
22,276,000 CAD	16,292,916 USD	HSBC	04/22/2026	265,626	—
1,219,000,000 SEK	132,255,615 USD	HSBC	04/22/2026	3,345,085	—
16,343,635 USD	159,634,000 NOK	HSBC	04/22/2026	141,169	—
43,728,000 CAD	32,050,613 USD	JPMorgan	04/22/2026	588,891	—
40,615,000 EUR	46,587,809 USD	JPMorgan	04/22/2026	—	(404,693)
12,281,749 USD	10,554,000 EUR	JPMorgan	04/22/2026	—	(70,525)
217,300,407 USD	34,300,000,000 JPY	JPMorgan	04/22/2026	—	(745,813)
1,945,953,000 JPY	12,284,244 USD	Morgan Stanley	04/22/2026	—	(1,618)
12,094,569 USD	10,497,000 EUR	Morgan Stanley	04/22/2026	50,705	—
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2026 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
129,705,915 USD	1,253,000,000 NOK	Morgan Stanley	04/22/2026	—	(313,314)
6,561,845 USD	11,189,000 NZD	Morgan Stanley	04/22/2026	—	(127,611)
10,799,499 USD	100,066,000 SEK	Morgan Stanley	04/22/2026	—	(217,415)
15,955,000 CHF	20,345,575 USD	UBS	04/22/2026	344,767	—
3,407,274,000 JPY	21,551,930 USD	UBS	04/22/2026	39,953	—
252,977,000 SEK	26,480,865 USD	UBS	04/22/2026	—	(271,718)
62,830,869 USD	47,000,000 GBP	UBS	04/22/2026	—	(623,236)
42,000,000 AUD	29,551,998 USD	Wells Fargo	04/22/2026	581,378	—
13,224,000 CHF	16,910,810 USD	Wells Fargo	04/22/2026	333,519	—
25,998,000 CHF	32,539,843 USD	Wells Fargo	04/22/2026	—	(50,631)
9,673,181 USD	1,540,958,000 JPY	Wells Fargo	04/22/2026	55,726	—
6,678,304 USD	11,355,000 NZD	Wells Fargo	04/22/2026	—	(148,611)
26,169,760 USD	244,525,000 SEK	Wells Fargo	04/22/2026	—	(310,984)
Total				7,398,022	(4,327,244)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	212	04/2026	EUR	16,589,000	—	(324,702)
DAX Index	8	06/2026	EUR	4,567,400	—	(239,287)
FTSE 100 Index	45	06/2026	GBP	4,589,550	—	(35,523)
IBEX 35 Index	11	04/2026	EUR	1,866,315	—	(21,467)
NASDAQ 100 Index E-mini	240	06/2026	USD	114,792,000	—	(3,325,086)
S&P 500 Index E-mini	1,352	06/2026	USD	444,182,700	—	(3,839,261)
S&P/TSX 60 Index	195	06/2026	CAD	74,404,200	436,321	—
S&P/TSX 60 Index	15	06/2026	CAD	5,723,400	—	(8,938)
U.S. Long Bond	40	06/2026	USD	4,555,000	36,484	—
U.S. Long Bond	316	06/2026	USD	35,984,500	—	(235,703)
U.S. Treasury 10-Year Note	35	06/2026	USD	3,886,641	17,433	—
U.S. Treasury 10-Year Note	424	06/2026	USD	47,083,875	—	(443,410)
U.S. Treasury 2-Year Note	1,385	06/2026	USD	287,311,757	—	(1,366,141)
U.S. Treasury 5-Year Note	110	06/2026	USD	11,899,766	38,474	—
U.S. Treasury 5-Year Note	3,077	06/2026	USD	332,868,900	—	(3,645,392)
U.S. Treasury Ultra Bond	40	06/2026	USD	4,662,500	32,264	—
U.S. Treasury Ultra Bond	264	06/2026	USD	30,772,500	—	(73,222)
Total					560,976	(13,558,132)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(1,522)	06/2026	EUR	(83,633,900)	3,012,616	—
Euro STOXX 50 Index	(390)	06/2026	EUR	(21,430,500)	—	(174,295)
FTSE/MIB Index	(107)	06/2026	EUR	(23,313,160)	135,967	—
MSCI Singapore Index	(11)	04/2026	SGD	(480,260)	—	(1,457)
OMXS30 Index	(105)	04/2026	SEK	(30,660,000)	—	(66,124)
Russell 2000 Index E-mini	(240)	06/2026	USD	(30,146,400)	—	(156,379)
S&P Mid 400 Index E-mini	(30)	06/2026	USD	(10,189,500)	14,493	—
S&P Mid 400 Index E-mini	(72)	06/2026	USD	(24,454,800)	—	(248,206)
SPI 200 Index	(3)	06/2026	AUD	(638,475)	—	(1,379)
TOPIX Index	(16)	06/2026	JPY	(560,640,000)	7,422	—
U.S. Treasury 10-Year Note	(16)	06/2026	USD	(1,776,750)	36,352	—
U.S. Treasury 5-Year Note	(1)	06/2026	USD	(108,180)	1,561	—
U.S. Treasury Ultra Bond	(28)	06/2026	USD	(3,263,750)	93,879	—
Total					3,302,290	(647,840)

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2026 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	50,269,604	77	6,650.00	06/18/2026	2,094,671	2,135,595
S&P 500 Index	Morgan Stanley	USD	60,062,384	92	6,420.00	06/18/2026	2,447,524	1,801,360
S&P 500 Index	Morgan Stanley	USD	881,350,200	1,350	5,300.00	12/17/2027	34,692,825	32,670,000
S&P 500 Index	Morgan Stanley	USD	652,852,000	1,000	5,400.00	12/17/2027	25,562,519	26,030,000
S&P 500 Index	Morgan Stanley	USD	297,047,660	455	5,500.00	12/17/2027	10,507,949	12,717,250
Total							75,305,488	75,354,205

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(50,269,604)	(77)	6,650.00	06/18/2026	(1,986,329)	(1,534,225)
S&P 500 Index	Morgan Stanley	USD	(60,062,384)	(92)	6,420.00	06/18/2026	(2,667,676)	(3,180,440)
Total							(4,654,005)	(4,714,665)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2026, the total value of these securities amounted to $4,283,936, which represents 0.04% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2026.

(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	1,833,439,183	1,345,456,855	(1,393,988,763)	(133,101)	1,784,774,174	—	(30,470)	16,617,767	1,785,488,369
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	193,224,165	—	(125,427)	(11,264,192)	181,834,546	—	378,240	—	3,033,609
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	265,872,649	—	(9,798,455)	(1,420,538)	254,653,656	—	454,929	—	32,564,406
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	597,712,459	—	(4,107,706)	(39,360,018)	554,244,735	—	10,371,137	—	4,504,224
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	568,502,222	—	(22,800,262)	3,781,615	549,483,575	—	(3,689,149)	—	63,893,439
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	316,301,047	—	(19,690)	(30,152,945)	286,128,412	—	61,897	—	5,561,291
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	83,819,477	—	(409,164)	86,412	83,496,725	—	923	—	8,770,665
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	173,979,703	—	(7,236,945)	2,153,191	168,895,949	—	(3,095,261)	—	23,922,939
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	752,550,255	45,832,751	(40,895,144)	(48,331,692)	709,156,170	—	15,054,348	45,832,751	41,937,089
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	595,616,311	—	(4,656,386)	(39,588,098)	551,371,827	—	4,050,924	—	21,827,863
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	321,599,007	—	(11,982,023)	(3,421,479)	306,195,505	—	12,614,291	—	5,325,139
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	45,344,055	—	(160,896)	(1,840,550)	43,342,609	—	402,228	—	693,149
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	46,607,208	—	(1,697,262)	319,616	45,229,562	—	3,099,515	—	891,926
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	32,361,560	—	(1,390,929)	74,884	31,045,515	—	244,728	—	2,436,854
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	31,485,296	—	(584,136)	(1,429,351)	29,471,809	—	388,338	—	2,042,398
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	175,943,586	—	(6,945,739)	1,143,699	170,141,546	—	(561,709)	—	18,119,440
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	435,397,345	—	(17,421,171)	2,435,862	420,412,036	—	(2,847,400)	—	45,205,595
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	264,617,372	—	(18,549)	(31,662,472)	232,936,351	—	49,618	—	3,245,143
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	269,512,650	—	(8,283,661)	(4,272,009)	256,956,980	—	9,932,705	—	5,708,887
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	568,955,512	—	(21,114,821)	2,321,420	550,162,111	—	(2,261,136)	—	59,093,675
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	33,927,554	—	(956,226)	39,063	33,010,391	—	1,555,821	—	608,262
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	267,904,453	—	(2,939,359)	(11,079,629)	253,885,465	—	3,712,377	—	5,076,694
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	33,187,823	—	(78,994)	(878,962)	32,229,867	—	169,469	—	568,128
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	265,241,134	—	(285,755)	(17,239,431)	247,715,948	—	110,109	—	3,823,957
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	653,851,022	—	(25,657,730)	2,848,628	631,041,920	—	(2,763,013)	—	64,655,934
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	296,994,885	—	(24,137)	(15,944,961)	281,025,787	—	60,432	—	5,693,391
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	399,179,589	9,360,874	(11,422,402)	(24,169,093)	372,948,968	—	3,944,531	9,360,874	31,366,608
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	245,779,282	1,957,566	(11,359,599)	(8,901,944)	227,475,305	—	2,563,803	1,957,566	17,939,693
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	238,899,361	7,205,324	(5,692,033)	(8,973,915)	231,438,737	—	4,218,560	7,205,324	17,761,990
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	84,748,898	—	(1,409,209)	(602,681)	82,737,008	—	2,148,522	—	2,178,436
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	85,428,424	—	(3,383,411)	1,246,425	83,291,438	—	3,050,870	—	1,884,848
Total	10,177,983,487			(284,216,246)	9,686,734,627	—	63,390,177	80,974,282

(d)	Non-income producing investment.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2026.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2026 (Unaudited)
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7048_(05/26)